Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 10 - Commitments and Contingencies

Litigation

In September 2012, the Company initiated litigation against a former client (the “Defendant”) for failure to pay the Company’s invoices for services rendered under its Master License and Services Agreement. The complaint was filed in Superior Court of California, San Diego County. The litigation seeks to recover $67,795 in services and interest penalties. As of June 30, 2013, negotiations to settle the litigation with the Defendant have ceased, and the Company is seeking to obtain a judgment against the Defendant.

Operating Lease and Lease Exit Obligation

The Company has a lease agreement for 6,730 square feet, as amended, for its office facilities in Chandler Arizona through December 2015.  Monthly rental payments, excluding common area maintenance charges, are $11,557 in 2013, $11,958 in 2014 and $12,357 in 2015.

The minimum lease payments required over the next five years is shown below.

Minimum Lease Payments
2013	$71,136
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$362,909

The Company had a lease agreement for its office facilities in San Diego, California through September 2012. Upon signing a lease agreement for the facility in Chandler, the Company determined it no longer needed the San Diego facility. The property was vacated in November 2011 and returned to the owner. As of June 30, 2013, the Company has a Lease Exit Obligation which consists of unpaid rent totaling $24,615 for the period December 2011 through September 2012. The Company expects no further charges in relation to this lease exit obligation, aside from actual common area maintenance charges reconciled against the estimate.

Rent expense for both the San Diego, California, and Chandler, Arizona facilities (including related common area maintenance charges and lease abandonment charges) was $43,874 and $43,329, respectively, for the three months ended June 30, 2013 and 2012. Rent expense for the six months ended June 30, 2013 and 2012 was $86,669 and 92,617, respectively.

Earn-Out Contingency

The Company has an earn-out commitment associated with the acquisition of Boomtext from Digimark, LLC. An earn-out payment (payable 20 months after closing of the transaction) of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).

As of December 31, 2012 and 2011, the estimated dollar value of the earn-out payable was $2,032,881, and $2,658,238, respectively. As of December 31, 2012, the earn-out payable was recorded as a current liability and as of December 31, 2011, the earn-out payable was recorded as a non-current liability on the consolidated balance sheet.

For the years ended December 31, 2012 and 2011, the Company recorded a gain related to the change in the estimated dollar value of the earn-out payable during the year of $625,357 and $999,347, respectively, which are recorded in other income/(expense) is the consolidated statement of operations.

Litigation

In September 2012, the Company initiated litigation against a former client (the “Defendant”) for failure to pay the Company’s invoices for services rendered under its Master License and Services Agreement. The complaint was filed in Superior Court of California, San Diego County. The litigation seeks to recover $67,795 in services and interest penalties. As of March 31, 2013 the Company is in negotiation with the Defendant's counsel to settle the debt.

Operating Lease and Lease Exit Obligation

The Company has a lease agreement for 6,730 square feet, as amended, for its office facilities in Chandler Arizona through December 2015.  Monthly rental payments, excluding common area maintenance charges, are $11,557 in 2013, $11,958 in 2014 and $12,357 in 2015.

The minimum lease payments required over the next five years is shown below.

Minimum Lease Payments

2013	$138,678
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$430,451

The Company had a lease agreement for its office facilities in San Diego, California through September 2012. Upon signing a lease agreement for the facility in Chandler, the Company determined it no longer needed the San Diego facility. The property was vacated in November 2011 and returned to the owner. As of December 31, 2012, the Company has a Lease Exit Obligation totaling $44,615 for the period December 2011 through September 2012, made up of, $38,088 in remaining rent obligation, $6,527 in remaining deferred rent. The Company expects no further charges in relation to this lease exit obligation, aside from actual common area maintenance charges reconciled against the estimate.

Rent expense for both the San Diego, California, and Chandler, Arizona facilities (including related common area maintenance charges and lease abandonment charges) was $179,179 and $144,703 for the years ended December 31, 2012 and 2011.

Letter of Intent

In November 2012, the Company entered into a non-binding Letter of Intent to acquire the assets of Sequence, LLC (the “Seller”) related to a mobile customer loyalty application.  The acquired assets will include, but not be limited to, all application software, URL’s, websites, trademarks, brands, customers and customer lists.  The Company would assume no liabilities of the Seller.

The Company will pay to Seller at closing, $300,000 in cash in satisfaction of identified liabilities of Seller, with priority to back employee taxes, trust funds, penalties and interest.  Other disbursements would be made at the Seller’s discretion.  Seller would also receive at closing 750,000 shares of the Company’s common stock.

An earn-out payment consisting of 10% of the eligible revenue would be made within 45 days following the close of each calendar month subsequent to closing for a period of 24 months.

The original Letter of Intent was to expire January 15, 2013.  On January 9, 2013 an amendment was drafted to extend the expiration date to March 15, 2013. See Note 13.